Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - New segment reporting model - EUR (€)
€ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Pharmaceuticals
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 149	€ 327	€ 205
Acquisitions of property, plant and equipment	294	383	773
Acquisitions of other intangible assets	153	124	321
Consumer Healthcare
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	3	20	4
Acquisitions of property, plant and equipment	27	28	88
Acquisitions of other intangible assets	6	7	51
Vaccines
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	44	32	40
Acquisitions of property, plant and equipment	181	243	462
Acquisitions of other intangible assets	21	56	121
Reportable segments
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	196	379	249
Acquisitions of property, plant and equipment	502	654	1,323
Acquisitions of other intangible assets	€ 180	€ 187	€ 493